Unaudited Pro forma Information of Summary of Results of Operations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shannon Systems
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales			$ 364,670	$ 293,562
Net income			$ 58,468	$ 42,483
Earnings per share
Basic			$ 0.42	$ 0.31
Diluted			$ 0.42	$ 0.31
Weighted average ordinary shares outstanding (thousand)
Basic			138,880	136,164
Diluted			140,414	138,347
Bigtera
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 523,849	$ 557,672
Net income	$ 73,834	$ 109,736
Earnings per share
Basic	$ 0.52	$ 0.78
Diluted	$ 0.51	$ 0.77
Weighted average ordinary shares outstanding (thousand)
Basic	142,738	140,919
Diluted	143,606	142,050